2. Summary of Significant Accounting Policies: Intangible Assets (Policies)	1 Months Ended
Feb. 28, 2014
Policies
Intangible Assets

Intangible assets

The Company’s intangible assets consist primarily of trademark. A trademark is an intangible asset legally preventing others from using a business's logo, name, or other branding. The company capitalizes filing fees related to the trademark registration. (see Note 5 – Trademarks and Patents).